Convertible Debenture	12 Months Ended
Jan. 31, 2021
11. Convertible Debenture
Convertible Debentures $

Balance, January 31, 2019	–
Proceeds from issuances of convertible debentures	800,000
Transfer of conversion component to equity	(12,671)
Repayment	(200,000)
Conversion to common shares	(100,000)
Accretion	12,671

Balance, January 31, 2021	500,000

On September 4, 2020, the Company issued an unsecured convertible debenture with a non-related party for $500,000. The debenture bears interest at 8% per annum and matures on December 3, 2020 (amended to May 3, 2022 on April 1, 2021). The note is convertible into common shares at a conversion price equal to $1.15 per common share.

On September 23, 2020, the Company issued an unsecured convertible debenture with a non-related party for $200,000. The debenture bears interest at 8% per annum and matures on December 22, 2020. The note is convertible into common shares at a conversion price equal to $1.15 per common share. The principal and accrued interest was repaid in full on November 1, 2020.

On September 25, 2020, the Company issued an unsecured convertible debenture with a non-related party for $100,000. The debenture bears interest at 8% per annum and matures on December 24, 2020. The note is convertible into common shares at a conversion price equal to $1.15 per common share. On January 14, 2021, 89,034 common shares were issued pursuant to the conversion of the outstanding principal and accrued interest on this convertible debenture totalling $102,389 (Note 12(g)).

The convertible debentures contain no financial covenants. The liability components of the convertible debentures were determined by using discounted cash flows to measure the fair values of similar liabilities that exclude convertibility features. The effective interest rates for the above convertible debentures have been determined as 14.4% per annum after deducting all the loan discounts. Accretion expense on convertible debentures for the year ended January 31, 2021 was $12,671 (2020 - $380,754).